INSTITUTIONAL RESERVES FUND

Prospectus

, 2003

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the
Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sales of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Risk/Return Summary 3

Fees and Expenses of the Fund 4

Description of the Fund 4

Management of the Fund 6

Purchase and Sale of Shares 7

  How the Funds Value Their Shares 7
  How to Purchase Shares 7
  How to Sell Shares 8
  Selling Shares Directly to the Fund 8
  Automatic Redemption 8

Dividends and Distributions 9

Distribution Arrangements 9

Financial Highlights 10

For more information about the Funds Back Cover

Risk/Return Summary

Institutional Reserves Fund

Objectives. The investment objectives of the Fund are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income.

Principal Investment Strategies. The Fund is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Fund is offered solely to public agencies in Illinois. The Fund pursues its objectives by maintaining a portfolio of high-quality money market securities. The Fund primarily invests in:

  U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; and
  repurchase agreements collateralized by the types of securities listed.

Principal Risks. The principal risks of investing in the Fund are interest rate risk, credit risk, management risk. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  Interest Rate Risk. This is the risk that returns will fluctuate more than expected because of changes in the level of interest rates.
  Credit Risk. This is the risk associated with the ability of the firm that issues or guarantees securities to meet its obligations on those securities or guarantees.
  Management Risk. This risk is the possibility that the Fund' s managers may make poor choices in selecting securities and that the Fund will not perform as well as other funds.

Performance:

Since this is a new Fund, performance information is not required to be included.

Fees and Expenses of the Fund

SHAREHOLDER TRANSACTION EXPENSES

(Fees paid directly from your investment) NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Operating Expenses
Management Fees Distribution (12b-1) Fees Other Expenses Total Fund Operating Expenses	0.35%(1) 0.00%(2) 0.32%(3) 0.67%(4)

(1) The Fund' s Adviser has voluntarily waived the management fee for an actual fee of 0.00 percent. The Adviser may reduce or eliminate the fee waiver at any time.

(2) The Fund' s distribution plan allows charges of up to .25 percent but no fees are currently being imposed under the plan.

(3) The Fund Accountant and Management and Administration fees have been voluntarily waived. The Fund Accountant and Management and Administration providers may reduce or eliminate the fee waiver at any time.

(4)As a result of the voluntary waivers of the Fund Adviser, the Fund Accountant and the Management and Administration fees, Total Fund Operating Expenses have been voluntarily reduced to 0.08 percent.

EXAMPLES

The Examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. They also assume that your investment has a 5 percent return each year and that the Fund's operating expenses stay the same. Your actual costs may be higher or lower.

Expense Examples
After 1 year After 3 years After 5 years After 10 years	$68 $214 $373 $835

Description of the Fund

This section of the Prospectus provides a more complete description of the Fund's investment objectives, principal strategies, and risks that are acceptable for an Illinois public agency. There can, of course, be no assurance that the Fund will achieve its investment objectives.

Objectives

The Fund' s investment objectives are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income. As a money market fund, the Fund must meet the requirements of SEC Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, the Fund's investments must each have a remaining maturity of no more than 397 days and the Fund must maintain an average weighted maturity that does not exceed 90 days.

Principal Investment Strategies

The Fund pursues its objectives by investing in high-quality money market obligations, that is those which have a high probability of timely payment. The Fund may invest in:

  U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; and
  repurchase agreements collateralized by the types of securities listed.

The Fund qualifies as a legal investment for public agencies and local governments under the laws of the state of Illinois.

Risk Considerations

The Fund is subject to management risk. This risk is the possibility that the Fund's managers may make poor choices in selecting securities and that the Fund will not perform as well as other funds. In addition, specific risks of the Fund's portfolio include:

Interest Rate Risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund's yields as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

Credit Risk. This is the risk that a security's credit rating will be downgraded or that the issuer of a security or a guarantor will default (fail to make scheduled interest and principal payments or fail to fulfill its promise to repurchase securities). The Fund invests in highly rated securities to minimize credit risk.

Management Risk. This risk is the possibility that the Fund' s managers may make poor choices in selecting securities and that the Fund will not perform as well as other funds.

Other Investment Information

U.S. Government Securities. U.S. Government securities include obligations issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes, bonds, and certificates of indebtedness, and obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Management of the Fund

Investment Adviser

The Fund's Adviser is Investors Management Group, Ltd. ("IMG"), 1415 28th Street, Suite 200, West Des Moines, Iowa 50266. IMG is a wholly owned subsidiary of AMCORE Investment Group, N.A. IMG provides continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others. As of June 30, 2002, IMG had approximately $4.2 billion in equity, fixed-income and money market assets under management.

IMG provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund pays IMG a fee of 0.35 percent of average daily net assets of the Fund. IMG has waived the fee for an actual fee of 0.00 percent, however IMG may reduce or eliminate the fee waiver at any time.

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

  Kathryn D. Beyer, CFA
  Fixed Income Manager.
  Ms. Beyer is a member of the Investment Strategy Committee and the Bond Research Committee.
  She has been with IMG since 1993.
  Jeffrey D. Lorenzen, CFA
  Supervising Fixed Income Manager.
  Mr. Lorenzen is a member of the Investment Strategy Committee and chairperson of the Bond Research Committee.
  He has been with IMG since 1992.
  Laurie L. Mardis, CFA
  Fixed Income Manager.
  Ms. Mardis is a member of the Bond Research Committee.
  She became an employee of IMG effective June 2001. Previously, she was a portfolio manager with Wells Fargo & Company from 1996-2001 and a credit analyst with Principal Mutual Life Insurance Company from 1993 to 1996.

Purchase and Sale of Shares

How the Funds Value Their Shares

The Fund's NAV is calculated at 11:00 a.m. Central Standard Time each day the Federal Reserve Bank ("Fed") and New York Stock Exchange ("Exchange") is open for business.

To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value their securities at their amortized cost. This method involves valuing a security at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment.

A purchase order for shares received in good order by the Fund by 11:00 a.m. Central Standard Time is effected at the net asset value per share calculated as of 11:00 a.m. Central Standard Time, and investors will receive the dividend declared that day.

How to Purchase Shares

You must be an Illinois public agency to purchase shares. You may purchase shares directly or through an omnibus agency account with AMCORE Bank, N.A., Rockford, Illinois established for such public agency.

Minimum investment amounts are:

Initial $1,000

Subsequent $50

All purchases must be in U.S. Dollars, the Funds will not accept a P.O. Box as a primary address, the Funds may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interests of the Fund and its shareholders.

To purchase shares of the Fund, complete an account application and return it to:

Vintage Mutual Funds, Inc.

1415 28th Street

Suite 200

West Des Moines, IA 50266

Wire transfer instructions, electronic funds transfer instructions, and account application forms can be obtained by calling (800) 798-1819. If you are an existing Fund shareholder, you may purchase additional shares by electronic funds transfer if the funds' Transfer Agent has your bank account information on record. You may also purchase additional shares by visiting www.ipasonline.com to access your account to initiate the purchase. When purchasing your shares by electronic funds transfer, the purchase may be delayed until the Fund is reasonably satisfied that the electronic funds transfer has been collected.

A Fund is required to withhold 31 percent of taxable dividends, capital gains distributions, and redemptions paid to shareholders that have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number on your account application.

How to Sell Shares

You may redeem your shares (i.e., sell your shares back to a Fund) on any day the Fed and Exchange are open. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 3 business days. If you recently purchased your shares by electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the electronic funds transfer has been collected.

Selling Shares Directly to the Fund

By Telephone:

You may redeem your shares by telephone request. Call the Funds at (800) 798-1819 with instructions on how you wish to receive your redemption proceeds.

By Internet:

You may initiate your redemption by visiting www.ipasonline.com on the Internet. Call the Funds at (800) 798-1819 to obtain authorization and instructions.

Automatic Redemption

The Fund may automatically redeem your shares at NAV if your account drops below $500. Before the Fund exercises its right to redeem these shares, you will be given notice that the value of your shares is less than the minimum amount and will be allowed 60 days to make an additional investment that will increase the value of your account to at least $500.

If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share NAV determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund.

Dividends and Distributions

Directed Dividend Option

You may elect to have all income dividends and capital gains distributions paid by electronic funds transfer or reinvested.

The Directed Dividend Option may be modified or terminated by the Funds at any time after notice to participating shareholders. Participation in the Directed Dividend Option may be terminated or changed by the shareholder at any time by writing the distributor.

Dividends and Capital Gains

The Funds intend to declare net investment income daily as a dividend to shareholders at the close of business on the day of declaration. These Funds will generally pay such dividends monthly.

Each Fund also intends to distribute its capital gains, if any, at least annually, normally in December of each year. A shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional shares of a Fund at NAV as of the ex-dividend date, unless the shareholder elects to receive dividends or distributions in cash. Such election must be made on the account application; any change in such election must be made in writing to the Funds at 1415 28th Street, Suite 200, West Des Moines, Iowa 50266 and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Dividends are paid in cash not later than seven business days after a shareholder's complete redemption of his or her shares.

Distribution Arrangements

Share Classes

In this prospectus the Funds offer the class of shares described below:
Share Class	Class Description
"S"	These shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers.

Householding Regulatory Materials

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, and other regulatory materials is mailed to your household. You can call us at (800) 798-1819, or write to us at the Funds' address, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.

Financial Highlights

Since this is a new Fund, financial highlight information is not required to be included.

Investment Adviser and Administrator

Investors Management Group

1415 28th Street

Suite 200

West Des Moines, Iowa 50266

Legal Counsel

Cline, Williams, Wright, Johnson & Oldfather

1900 U.S. Bank Building

233 S. 13th Street

Lincoln, Nebraska 68508

Independent Accountants

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

For more information about the Funds, the following documents are available:

Annual/Semi-Annual Reports to Shareholders

Annual and Semi-Annual Reports to Shareholders contain additional information on each Fund's investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The Vintage Funds have an SAI, which contains more detailed information about each Fund, including its operations and investment policies. The Funds' SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the current Annual/Semi-Annual Report or the SAI, by contacting your broker or other financial intermediary, or by contacting the Funds:

By mail: c/o Vintage Mutual Funds, Inc.

1415 28th Street

Suite 200

West Des Moines, IA 50266

By phone: For Information and Literature: (800) 798-1819

By email: Inforequest@amcore.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, D.C.

By phone: 1-202-942-8090(For information only)

By mail: Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-6009

(Duplicating fee required)

By email: Publicinfo@sec.gov

By Internet: www.sec.gov

The Fund is currently only offered to public agencies and local governments in Illinois.

File No. 811-08910